COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments relating to operating lease commitments
	Office Premises	Office equipment	Total
	RMB	RMB	RMB

2016	38,173	7,318	45,491
2017	27,053	1,314	28,367
2018	18,322	32	18,354
2019	6,018	—	6,018
2020	5,204	—	5,204
Thereafter	869	—	869

	95,639	8,664	104,303

Schedule of future minimum payments with respect to contractual purchase obligations
	Advertising Services	Office furnishings	Total
	RMB	RMB	RMB

2016	5,046	1,828	6,874